FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        August 4, 1997





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



Re:          Fidelity Union Street Trust (the trust):

             Spartan Short-Intermediate Municipal Income Fund
             Spartan Intermediate Municipal Income Fund
             Spartan Municipal Income Fund (the funds)

             File No. 2-50318 and 811-2460

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds does not differ from that filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                            /s/Arthur S. Loring
                           Arthur S. Loring
                           Secretary